Post-retirement benefit obligations (Tables)	12 Months Ended
Jun. 30, 2020
Post-retirement benefit obligations
Post-retirement benefit obligations

		2020	2019
for the year ended 30 June	Note	Rm	Rm
Post-retirement healthcare obligations
South Africa	37.1	2 992	3 825
United States of America		385	268
		3 377	4 093
Pension obligations	37.2
Foreign — post-retirement benefit obligation		11 819	9 014
Less: short-term portion of post-retirement pension and medical benefit obligations		(505)	(399)
Total post-retirement benefit obligations		14 691	12 708

Pension assets	37.2
South Africa — post-retirement benefit asset		(467)	(555)
Foreign — post-retirement benefit asset		—	(719)
Total post-retirement benefit assets		(467)	(1 274)
Net pension obligations		11 352	7 740

Schedule of actuarial valuations

	Healthcare benefits	Pension benefits
Last actuarial valuation — South Africa	31 March 2020	31 March 2020
Last actuarial valuation — United States of America	30 June 2020	30 June 2020
Last actuarial valuation — Europe	n/a	1 April 2020
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

Schedule of actuarial assumptions

68

	South Africa				United States of America				Europe
	2020		2019		2020		2019		2020		2019
at valuation date	%		%		%		%		%		%
Healthcare cost inflation
initial	7,5		7,5		n/a	*	8,5	*	n/a		n/a
ultimate	7,5		7,5		n/a	*	4,5	*	n/a		n/a
Discount rate — post- retirement medical benefits	13,3		10,5		2,3		3,6		n/a		n/a
Discount rate — pension benefits	12,2		10,0		2,2		2,7		1,4	***	1,6
Pension increase assumption	6,1		4,7		n/a	**	n/a	**	1,8		1,8
Average salary increases	5,5	+	5,5	+	4,2		4,2		2,8		2,8
Weighted average duration of the obligation — post- retirement medical obligation	14 years		15 years		11 years		9 years		n/a		n/a
Weighted average duration of the obligation — pension obligation	12 years		13 years		14 years		13 years		18 years		18 years

Assumptions regarding future mortality are based on published statistics and mortality tables.

*The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**There are no automatic pension increases for the United States of America pension plan.

***The population of corporate bonds used to calculate the discount rate applied in the valuation of the European pension benefits was updated in June 2020 to exclude certain covered bonds, as this leads to a more reliable estimate. The inclusion of covered bonds in times of capital market volatility, such as what is currently being experienced, causes increased dispersion of bond yields in the population of Eurozone bonds which will lead to a less reliable estimate.

+Salary increases are linked to inflation.

Healthcare
Post-retirement benefit obligations
Benefit obligation by geographic area

	South Africa		United States of America		Total
	2020	2019	2020	2019	2020	2019
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation	2 992	3 825	385	268	3 377	4 093
Less short-term portion	(214)	(178)	(26)	(20)	(240)	(198)
Non-current post-retirement healthcare obligation	2 778	3 647	359	248	3 137	3 895

Reconciliation of obligation recognised

	South Africa		United States of America		Total
	2020	2019	2020	2019	2020	2019
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	3 825	3 995	268	248	4 093	4 243
Movements recognised in the income statement:	440	459	27	26	467	485
current service cost interest	45	53	18	13	63	66
cost	395	407	9	13	404	420
curtailments and settlements	—	(1)	—	—	—	(1)
Actuarial (gains)/losses recognised in other comprehensive income:	(1 085)	(468)	45	8	(1 040)	(460)
arising from changes in financial assumptions	(1 026)	(293)	44	7	(982)	(286)
arising from changes in demographic assumptions	—	—	(3)	—	(3)	—
arising from changes in actuarial experience	(59)	(175)	4	1	(55)	(174)
Benefits paid	(180)	(161)	(22)	(20)	(202)	(181)
Transfer to disposal groups held for sale	(8)	—	—	—	(8)	—
Translation of foreign operations	—	—	67	6	67	6
Total post-retirement healthcare obligation at end of year	2 992	3 825	385	268	3 377	4 093

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		United States of America
for the year ended 30 June	2020 Rm	2019 Rm	2020 Rm		2019 Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	325	518	—	*	—	*
Decrease in the healthcare cost inflation	(280)	(417)	—	*	—	*
Increase in the discount rate	(264)	(417)	(38)		(23)
Decrease in the discount rate	310	507	47		28

*A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants.

Pension
Post-retirement benefit obligations
Reconciliation of obligation recognised

	South Africa			Foreign		Total
for the year ended 30 June	2020 Rm		2019 Rm	2020 Rm	2019 Rm	2020 Rm		2019 Rm
Projected benefit obligation at beginning of year	51 241		47 285	12 565	11 020	63 806		58 305
Movements recognised in income statement:	6 218		5 694	855	677	7 073		6 371
current service cost	1 150		1 042	572	454	1 722		1 496
past service cost	—		—	39	—	39		(11)
curtailments and settlements	—		3	—	(14)	—		—
interest cost	5 068		4 649	244	237	5 312		4 886
Actuarial (gains)/losses recognised in other comprehensive income:	(7 938)		262	1 017	1 098	(6 921)		1 360
arising from changes in demographic assumptions	—		—	16	(7)	16		(7)
arising from changes in financial assumptions	(1 105)		174	742	1 059	(363)		1 233
arising from change in actuarial experience	(6 833)		88	259	46	(6 574)		134
Member contributions	504		482	—	—	504		482
Benefits paid	(2 79	7)	(2 482)	(988)	(278)	(3 78	5)	(2 760)
Transferred to held for sale assets	—		—	—	—	—		—
Translation of foreign operations	—		—	2 872	48	2 872		48
Projected benefit obligation at end of year	47 228		51 241	16 321	12 565	63 549		63 806
unfunded obligation*	—		—	11 564	8 868	11 564		8 868
funded obligation	47 228		51 241	4 757	3 697	51 985		54 938

*Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R270 million (2019 – R217 million). An increase of R2 million (2019 – decrease of R83 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		Foreign
	2020	2019	2020		2019
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	9	12	676		494
Decrease in average salaries increase assumption	(9)	(12)	(479)		(430)
Increase in the discount rate	(1 425)	(1 654)	(2 269)		(1 806)
Decrease in the discount rate	3 237	2 463	3 133		2 370
Increase in the pension increase assumption	3 309	2 541	1 446	*	1 142	*
Decrease in the pension increase assumption	(1 491)	(1 727)	(1 179	)*	(934	)*

*This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

Schedule of allocation of plan assets

	South Africa		United States of America
at 30 June	2020%	2019%	2020%	2019%
Equities	47	53	35	38
resources	5	6	5	7
industrials	2	2	4	4
consumer discretionary	9	10	4	4
consumer staples	9	11	2	3
healthcare	5	5	5	4
information technologies	6	5	7	7
telecommunications	3	3	3	2
financials (ex real estate)	8	11	5	7
Fixed interest	17	13	49	49
Direct property	15	15	6	5
Listed property	2	4	—	—
Cash and cash equivalents	7	4	—	—
Third party managed assets	12	11	—	—
Other	—	—	10	8
Total	100	100	100	100

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	30	45	—	100
foreign	15	30	—	100
Fixed interest	5	25	—	100
Property	10	25	—	100
Other	—	15	—	100

(1)Members of the defined contribution scheme have a choice of four investment portfolios. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted. The total assets of the fund under these investment portfolios are R147 million, R47 337 million, R732 million and R1 332 million for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55.

Schedule of net defined benefit liability (asset)

	South Africa		Foreign		Total
for the year ended 30 June	2020 Rm	2019 Rm	2020 Rm	2019 Rm	2020 Rm	2019 Rm
Projected benefit obligation (funded)	47 228	51 241	4 757	3 697	51 985	54 938
defined benefit portion	20 860	21 550	4 757	3 697	25 617	25 247
defined benefit option for defined contribution members	26 368	29 691	—	—	26 368	29 691
Plan assets	(50 618)	(54 115)	(4 502)	(4 270)	(55 120)	(58 385)
defined benefit portion	(23 020)	(24 254)	(4 502)	(4 270)	(27 522)	(28 524)
defined benefit option for defined contribution members	(27 598)	(29 861)	—	—	(27 598)	(29 861)
Projected benefit obligation (unfunded)	—	—	11 564	8 868	11 564	8 868
Asset not recognised due to asset limitation	2 923	2 319	—	—	2 923	2 319
Net liability/(asset) recognised	(467)	(555)	11 819	8 295	11 352	7 740

	South Africa		Foreign		Total
for the year ended 30 June	2020 Rm	2019 Rm	2020 Rm	2019 Rm	2020 Rm	2019 Rm
Pension asset	(467)	(555)	—	(719)	(467)	(1 274)
Pension benefit obligation	—	—	11 819	9 014	11 819	9 014
long-term portion	—	—	11 554	8 813	11 554	8 813
short-term portion	—	—	265	201	265	201
Net liability/(asset)	(467)	(555)	11 819	8 295	11 352	7 740

Schedule of reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2020	2019	2020	2019	2020	2019
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	54 115	50 128	4 270	3 890	58 385	54 018
Movements recognised in income statement:	5 120	4 702	118	113	5 238	4 815
interest income	5 352	4 927	118	113	5 470	5 040
interest on asset limitation	(232)	(225)	—	—	(232)	(225)

Actuarial gains/(losses) recognised in other comprehensive income:	(7 481)	229	(26)	285	(7 507)	514

arising from return on plan assets (excluding interest income)	(7 481)	229	(26)	285	(7 507)	514
Plan participant contributions*	504	482	—	—	504	482
Employer contributions*	1 157	1 056	20	6	1 177	1 062
Benefit payments	(2 797)	(2 482)	(795)	(121)	(3 592)	(2 603)
Translation of foreign operations	—	—	915	97	915	97
Fair value of plan assets at end of year	50 618	54 115	4 502	4 270	55 120	58 385
Actual return on plan assets	(2 361)	4 931	93	398	(2 268)	5 329

* Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Schedule of contributions to plans
	South Africa	Foreign
	Rm	Rm
Pension contributions	345	878